Segment Reporting - Geographical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Geographical
Revenue	$ 1,300.0	$ 1,020.2
Royalty, stream and working interests	5,149.3	4,632.1
Deferred income tax assets (note 5)	235.9	238.4
Oil and gas well equipment	5.4	5.0
Peru
Geographical
Revenue	228.2	175.5
Royalty, stream and working interests	844.2	766.3
Chile
Geographical
Revenue	116.5	106.8
Royalty, stream and working interests	460.1	485.0
Panama
Geographical
Revenue	235.0	135.4
Royalty, stream and working interests	1,268.0	1,318.5
Brazil
Geographical
Revenue	59.4
Royalty, stream and working interests	519.2
Other
Geographical
Revenue	90.1	84.4
Royalty, stream and working interests	150.4	154.4
United States
Geographical
Revenue	270.3	178.6
Royalty, stream and working interests	1,188.3	1,216.8
Canada
Geographical
Revenue	186.9	196.9
Royalty, stream and working interests	515.8	458.2
Deferred income tax assets (note 5)	275.6	238.4
Rest of World
Geographical
Revenue	113.6	142.6
Royalty, stream and working interests	$ 203.3	$ 232.9